Leases - Components of Lease Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost
Operating lease cost (includes variable lease payments)	$ 43	$ 29
Amortization of right-of-use assets	4	4
Total finance lease cost	4	4
Total lease cost	$ 47	$ 33